Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF

Victory Funds

Victory CEMP US 500 Volatility Wtd Index ETF

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF

Victory CEMP Developed Enhanced Volatility Wtd Index ETF

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF

(the “Funds” and each a “Fund”)

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fees and Expenses of the Fund” and “Example” tables for each Fund found in the Prospectus:

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF (page 28)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment) NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Management Fees	0.30%
Other Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	0.55%	[1]
Fee Waivers and Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.35%	[2]
[1]	Restated to reflect current contractual fees and exclusion of business development companies ("BDCs") from the Fund's underlying index. Prior inclusion of BDCs in the Fund's underlying index had resulted in 0.13% of Acquired Fund Fees and Expenses ("AFFE") during the Fund's fiscal year ended June 30, 2015. AFFE are fees and expenses of investment companies (including BDCs) in which the Fund invests which are indirectly incurred by the Fund.
[2]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF | Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF | USD ($)	36	135	266	649

If you wish to obtain more information, please call the Victory Funds at 866-376-7890. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.